Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF
Schedule of Investments
January 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Aerospace/Defense - 1.5%
8,793	General Dynamics Corporation (a)	$1,289,757

	Agriculture - 1.5%
25,430	Archer-Daniels-Midland Company (a)	1,271,754

	Apparel - 1.4%
16,018	V.F. Corporation (a)	1,231,304

	Beverages - 4.7%
18,441	Brown-Forman Corporation - Class B (a)	1,321,667
27,701	Coca-Cola Company (a)	1,333,803
9,692	PepsiCo, Inc. (a)	1,323,636
		3,979,106

	Chemicals - 9.0%
4,736	Air Products and Chemicals, Inc. (a)	1,263,375
7,733	Albemarle Corporation (a)	1,257,850
6,324	Ecolab, Inc. (a)	1,293,321
5,340	Linde plc (a)	1,310,436
9,746	PPG Industries, Inc. (a)	1,312,884
1,834	Sherwin-Williams Company (a)	1,268,761
		7,706,627

	Commercial Services - 4.7%
8,293	Automatic Data Processing, Inc. (a)	1,369,340
4,140	Cintas Corporation (a)	1,317,017
4,262	S&P Global, Inc. (a)	1,351,054
		4,037,411

	Computers - 1.6%
11,325	International Business Machines Corporation	1,348,921

	Cosmetics/Personal Care - 3.1%
17,179	Colgate-Palmolive Company (a)	1,339,962
10,333	Procter & Gamble Company (a)	1,324,794
		2,664,756

	Distribution/Wholesale - 1.5%
3,414	W.W. Grainger, Inc. (a)	1,244,027

	Diversified Financial Services - 3.1%
50,745	Franklin Resources, Inc. (a)	1,334,086
8,599	T. Rowe Price Group, Inc. (a)	1,345,571
		2,679,657

	Electric - 3.1%
19,515	Consolidated Edison, Inc. (a)	1,381,272
15,951	NextEra Energy, Inc.	1,289,957
		2,671,229

	Electrical Components & Equipment - 1.5%
16,042	Emerson Electric Company (a)	1,272,933

	Electronics - 1.5%
3,204	Roper Technologies, Inc. (a)	1,258,884

	Environmental Control - 1.5%
23,167	Pentair plc (a)	1,261,675

	Food - 4.7%
29,580	Hormel Foods Corporation (a)	1,386,119
14,621	McCormick & Company, Inc. (a)	1,309,164
17,864	Sysco Corporation (a)	1,277,455
		3,972,738

	Gas - 1.6%
15,077	Atmos Energy Corporation (a)	1,341,853

	Hand/Machine Tools - 1.6%
7,666	Stanley Black & Decker, Inc. (a)	1,329,974

	Healthcare-Products - 4.8%
11,904	Abbott Laboratories (a)	1,471,216
11,522	Medtronic plc (a)	1,282,744
4,476	West Pharmaceutical Services, Inc.	1,340,517
		4,094,477

	Home Furnishings - 1.5%
30,397	Leggett & Platt, Inc. (a)	1,246,277

	Household Products/Wares - 3.2%
6,638	Clorox Company (a)	1,390,396
10,160	Kimberly-Clark Corporation (a)	1,342,136
		2,732,532
	Insurance - 4.6%
28,930	Aflac, Inc. (a)	1,307,057
8,806	Chubb, Ltd. (a)	1,282,770
15,383	Cincinnati Financial Corporation (a)	1,293,557
		3,883,384

	Iron/Steel - 1.4%
24,520	Nucor Corporation (a)	1,194,860

	Machinery-Construction & Mining - 1.5%
6,998	Caterpillar, Inc. (a)	1,279,514

	Machinery-Diversified - 1.5%
10,718	Dover Corporation (a)	1,248,540

	Miscellaneous Manufacturing - 4.6%
7,946	3M Company (a)	1,395,794
23,255	A.O. Smith Corporation (a)	1,262,747
6,602	Illinois Tool Works, Inc. (a)	1,282,174
		3,940,715

	Oil & Gas - 2.9%
14,643	Chevron Corporation (a)	1,247,583
28,320	Exxon Mobil Corporation (a)	1,269,869
		2,517,452

	Packaging & Containers - 1.5%
121,121	Amcor plc (a)	1,325,064

	Pharmaceuticals - 6.1%
12,116	AbbVie, Inc. (a)	1,241,648
5,191	Becton Dickinson and Company (a)	1,358,952
24,250	Cardinal Health, Inc. (a)	1,302,952
8,213	Johnson & Johnson (a)	1,339,787
		5,243,339

	Real Estate - 4.7%
5,517	Essex Property Trust, Inc. (a)	1,321,928
15,173	Federal Realty Investment Trust (a)	1,328,548
22,447	Realty Income Corporation (a)	1,325,720
		3,976,196

	Retail - 9.2%
13,216	Genuine Parts Company (a)	1,240,718
7,791	Lowe’s Companies, Inc. (a)	1,299,928
6,295	McDonald’s Corporation (a)	1,308,353
6,999	Target Corporation (a)	1,268,009
28,308	Walgreens Boots Alliance, Inc. (a)	1,422,477
9,179	Walmart, Inc. (a)	1,289,558
		7,829,043

		Savings & Loans - 1.5%
95,672		People’s United Financial, Inc. (a)	1,306,879

		Telecommunications - 1.6%
46,430		AT&T, Inc. (a)	1,329,291

		Transportation - 1.5%
14,325		Expeditors International of Washington, Inc. (a)	1,282,374
		TOTAL COMMON STOCKS (Cost $75,077,753)	84,992,543

		SHORT-TERM INVESTMENTS - 0.3%
229,362		First American Treasury Obligations Fund - Class X, 0.03% (b)	229,362
		TOTAL SHORT-TERM INVESTMENTS (Cost $229,362)	229,362
		TOTAL INVESTMENTS - 100.0% (Cost $75,307,115)	85,221,905
		Other Assets in Excess of Liabilities - 0.0% (c)	21,416
		NET ASSETS - 100%	$85,243,321

		Percentages are stated as a percent of net assets.
	(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2021, the value of these securities amount to $3,580,791 or 4.2% of net assets.
	(b)	Rate shown is the annualized seven-day yield as of January 31, 2021.
	(c)	Represents less than 0.05% of net assets.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF
Schedule of Options Written
January 31, 2021 (Unaudited)
Contracts (100 shares per contract)	Description	Notional Amount	Value
	CALL OPTIONS WRITTEN (a) - (0.1)%
4	3M Company, Expires 2/19/2021, Exercise Price $165.00	$(70,264)	$(4,980)
11	A.O. Smith Corporation, Expires 2/19/2021, Exercise Price $55.00	(59,730)	(1,842)
5	Abbott Laboratories, Expires 2/19/2021, Exercise Price $110.00	(61,795)	(7,287)
5	AbbVie, Inc., Expires 2/19/2021, Exercise Price $110.00	(51,240)	(575)
13	Aflac, Inc., Expires 2/19/2021, Exercise Price $47.50	(58,734)	(585)
2	Air Products and Chemicals, Inc., Expires 2/19/2021, Exercise Price $290.00	(53,352)	(540)
3	Albemarle Corporation, Expires 2/19/2021, Exercise Price $180.00	(48,798)	(1,170)
54	Amcor plc, Expires 2/19/2021, Exercise Price $11.00	(59,076)	(2,295)
12	Archer-Daniels-Midland Company, Expires 2/19/2021, Exercise Price $50.00	(60,012)	(1,440)
21	AT&T, Inc., Expires 2/19/2021, Exercise Price $29.00	(60,123)	(1,208)
7	Atmos Energy Corporation, Expires 2/19/2021, Exercise Price $90.00	(62,300)	(1,435)
4	Automatic Data Processing, Inc., Expires 2/19/2021, Exercise Price $160.00	(66,048)	(3,500)
2	Becton Dickinson and Company, Expires 2/19/2021, Exercise Price $260.00	(52,358)	(1,870)
8	Brown-Forman Corporation - Class B, Expires 2/19/2021, Exercise Price $75.00	(57,336)	(940)
11	Cardinal Health, Inc., Expires 2/19/2021, Exercise Price $55.00	(59,103)	(1,787)
3	Caterpillar, Inc., Expires 2/19/2021, Exercise Price $195.00	(54,852)	(657)
7	Chevron Corporation, Expires 2/19/2021, Exercise Price $92.50	(59,640)	(539)
4	Chubb, Ltd., Expires 2/19/2021, Exercise Price $155.00	(58,268)	(780)
6	Cincinnati Financial Corporation, Expires 2/19/2021, Exercise Price $95.00	(50,454)	(1,320)
2	Cintas Corporation, Expires 2/19/2021, Exercise Price $330.00	(63,624)	(1,290)
3	Clorox Company, Expires 2/19/2021, Exercise Price $200.00	(62,838)	(3,945)
12	Coca-Cola Company, Expires 2/19/2021, Exercise Price $47.50	(57,780)	(2,130)
7	Colgate-Palmolive Company, Expires 2/19/2021, Exercise Price $82.50	(54,600)	(224)
9	Consolidated Edison, Inc., Expires 2/19/2021, Exercise Price $70.00	(63,702)	(1,912)
5	Dover Corporation, Expires 2/19/2021, Exercise Price $125.00	(58,245)	(450)
3	Ecolab, Inc., Expires 2/19/2021, Exercise Price $210.00	(61,353)	(1,380)
7	Emerson Electric Company, Expires 2/19/2021, Exercise Price $82.50	(55,545)	(1,064)
2	Essex Property Trust, Inc., Expires 2/19/2021, Exercise Price $240.00	(47,922)	(1,620)
6	Expeditors International of Washington, Inc., Expires 2/19/2021, Exercise Price $95.00	(53,712)	(825)
13	Exxon Mobil Corporation, Expires 2/19/2021, Exercise Price $47.50	(58,292)	(975)
7	Federal Realty Investment Trust, Expires 2/19/2021, Exercise Price $85.00	(61,292)	(3,885)
23	Franklin Resources, Inc., Expires 2/19/2021, Exercise Price $27.50	(60,467)	(1,552)
4	General Dynamics Corporation, Expires 2/19/2021, Exercise Price $155.00	(58,672)	(540)
6	Genuine Parts Company, Expires 2/19/2021, Exercise Price $100.00	(56,328)	(870)
13	Hormel Foods Corporation, Expires 2/19/2021, Exercise Price $45.00	(60,918)	(3,413)
3	Illinois Tool Works, Inc., Expires 2/19/2021, Exercise Price $200.00	(58,263)	(1,215)
4	Johnson & Johnson, Expires 2/19/2021, Exercise Price $160.00	(65,252)	(2,350)
5	Kimberly-Clark Corporation, Expires 2/19/2021, Exercise Price $130.00	(66,050)	(2,375)
14	Leggett & Platt, Inc., Expires 2/29/2021, Exercise Price $45.00	(57,400)	(805)
2	Linde plc, Expires 2/19/2021, Exercise Price $260.00	(49,080)	(645)
3	Lowe’s Companies, Inc., Expires 2/19/2021, Exercise Price $170.00	(50,055)	(1,148)
6	McCormick & Company Inc., Expires 2/19/2021, Exercise Price $95.00	(53,724)	(465)
3	McDonald’s Corporation, Expires 2/19/2021, Exercise Price $210.00	(62,352)	(1,335)
5	Medtronic plc, Expires 2/19/2021, Exercise Price $115.00	(55,665)	(1,100)
11	Nucor Corporation, Expires 2/19/2021, Exercise Price $55.00	(53,603)	(248)
10	Pentair plc, Expires 2/19/2021, Exercise Price $60.00	(54,460)	(350)
41	People’s United Financial, Inc., Expires 2/19/2021, Exercise Price $14.00	(56,006)	(1,538)
4	PepsiCo, Inc., Expires 2/19/2021, Exercise Price $140.00	(54,628)	(786)
4	PPG Industries, Inc., Expires 2/19/2021, Exercise Price $150.00	(53,884)	(100)

4		Procter & Gamble Company, Expires 2/19/2021, Exercise Price $135.00	(51,284)	(254)
10		Realty Income Corporation, Expires 2/19/2021, Exercise Price $57.50	(59,060)	(2,550)
1		Roper Technologies, Inc., Expires 2/19/2021, Exercise Price $410.00	(39,291)	(465)
2		S&P Global, Inc., Expires 2/19/2021, Exercise Price $310.00	(63,400)	(3,020)
1		Sherwin-Williams Company, Expires 2/19/2021, Exercise Price $730.00	(69,180)	(525)
3		Stanley Black & Decker, Inc., Expires 2/19/2021, Exercise Price $175.00	(52,047)	(1,875)
8		Sysco Corporation, Expires 2/19/2021, Exercise Price $75.00	(57,208)	(1,460)
4		T. Rowe Price Group, Inc., Expires 2/19/2021, Exercise Price $155.00	(62,592)	(2,340)
3		Target Corporation, Expires 2/19/2021, Exercise Price $195.00	(54,351)	(419)
7		V.F. Corporation, Expires 2/19/2021, Exercise Price $85.00	(53,809)	(350)
12		Walgreens Boots Alliance, Inc., Expires 2/19/2021, Exercise Price $50.00	(60,300)	(2,718)
4		Walmart, Inc., Expires 2/19/2021, Exercise Price $145.00	(56,196)	(1,176)
2		W.W. Grainger, Inc., Expires 2/19/2021, Exercise Price $390.00	(72,878)	(1,060)
		TOTAL CALL OPTIONS WRITTEN (Premiums Received $132,345)		$(93,497)

	(a)	Exchange traded.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the  best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, liquidity of markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$84,992,543	$-	$-	$84,992,543
Short-Term Investments	229,362	-	-	229,362
Total Investments in Securities	$85,221,905	$-	$-	$85,221,905

^See Schedule of Investments for breakout of investments by industry classification.

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$-	$93,497	$-	$93,497
Total Call Options Written	$-	$93,497	$-	$93,497

For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.